Derivative Financial Instruments	12 Months Ended
Mar. 31, 2014
Derivative Financial Instruments

(8) Derivative Financial Instruments

Advantest uses derivative instruments primarily to manage exposures to foreign currency. The primary objective in holding derivatives is to reduce the volatility of earnings and cash flows associated with changes in foreign currency. The instruments are not designated for trading or speculative purposes. Derivative financial instruments contain an element of risk in the event the counterparties are unable to meet the terms of the agreements. However, Advantest minimizes risk exposure by limiting the counterparties to major international banks and financial institutions meeting established credit guidelines. Management of Advantest does not expect any counterparty to default on its obligations and, therefore, does not expect to incur any losses due to counterparty default on its obligations. Advantest generally does not require or place collateral for these derivative financial instruments.

In accordance with U.S. GAAP, Advantest recognizes derivative instruments as either assets or liabilities on the balance sheet at fair value. Changes in fair value of the derivatives are recorded as other income (expense).

Derivatives not designated as hedging instruments

Derivatives not designated as hedging instruments consist primarily of forward contracts to reduce Advantest’s risk associated with exchange rate fluctuations, as gains and losses on these contracts are intended to offset exchange losses and gains on underlying exposures. Changes in fair value of foreign exchange contracts are recognized in earnings under the caption of other income (expense).

Advantest had foreign exchange contracts to exchange currencies among Japanese yen, US dollar and Euro during the year ended March 31, 2013 and 2014. The notional amounts of outstanding forward contracts for foreign currency sales were ¥147 million at March 31, 2013. However, there were no outstanding forward contracts for foreign currency purchases and sales as of March 31, 2014.

Fair Value of Derivative Contracts

Fair values of derivatives not designated as hedging instruments at March 31, 2013 and 2014 were as follows:

Derivatives not designated as hedging instruments

	Yen (Millions)
	March 31, 2013		March 31, 2014
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Assets
Foreign exchange contracts	Other current assets	¥16	Other current assets	—

Liabilities
Foreign exchange contracts	Other current liabilities	¥0	Other current liabilities	—

Effect of derivative instruments on the consolidated statements of operations

Derivatives not designated as hedging instruments

The effects of derivatives not designated as hedging instruments on the consolidated statements of operations for the years ended March 31, 2012, 2013 and 2014 were as follows:

	Location of gain (loss) recognized in income on derivatives	Yen (Millions)
		Amount of gain (loss) recognized in income on derivatives
		2012	2013	2014
Foreign exchange contracts	Other income (expense)	¥630	(96)	96